Document and Entity Information	6 Months Ended
	Sep. 30, 2011	Nov. 15, 2011
Document Information [Line Items]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Trading Symbol	VGTL
Entity Registrant Name	VGTEL, INC.
Entity Central Index Key	0001355451
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		12,844,489